Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Other equity instruments [member] MXN ($)	Valuation of the Effective Portion of Derivative Financial Instruments [member] MXN ($)	Exchange Differences on Translation of Operations and Associates [member] MXN ($)	Remeasurements of the Net Defined Benefit Liability [member] MXN ($)	Equity attributable to equity holders of the parent [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance at Dec. 31, 2014	$ 110,118		$ 2,048	$ 41,490	$ 74,624		$ (148)	$ (11,731)	$ (566)	$ 105,717	$ 4,401
Net (loss) income	10,329				10,235					10,235	94
Other comprehensive income, net of tax	(5,296)						(77)	(4,853)	132	(4,798)	(498)
Consolidated comprehensive income for the year, net of tax	5,033				10,235		(77)	(4,853)	132	5,437	(404)
Dividends declared	(6,416)				(6,405)					(6,405)	(11)
Ending Balance at Dec. 31, 2015	108,735		2,048	41,490	78,454		(225)	(16,584)	(434)	104,749	3,986
Net (loss) income	10,527				10,070					10,070	457
Other comprehensive income, net of tax	16,644						664	14,207	(123)	14,748	1,896
Consolidated comprehensive income for the year, net of tax	27,171				10,070		664	14,207	(123)	24,818	2,353
Acquisition of Vonpar (Note 4)	(485)					$ (485)				(485)
Dividends declared	(7,014)				(6,945)					(6,945)	(69)
Increase in non-controlling interest	826										826
Ending Balance at Dec. 31, 2016	129,233		2,048	41,490	81,579	(485)	439	(2,377)	(557)	122,137	7,096
Net (loss) income	(11,654)	$ (594)			(12,802)					(12,802)	1,148
Other comprehensive income, net of tax	14,969	763
Other comprehensive loss, net of tax	(11,154)						(192)	(9,778)	(10)	(9,980)	(1,174)
Deconsolidation of Venezuela (Note 3.3)	26,123							26,123		26,123
Consolidated comprehensive income for the year, net of tax	3,315	169			(12,802)		(192)	16,345	(10)	3,341	(26)
Acquisition of Vonpar (Note 4)	4,082		12	4,070						4,082
Dividends declared	(6,992)				(6,991)					(6,991)	(1)
Consolidation of Phillippines	11,072										11,072
Ending Balance at Dec. 31, 2017	$ 140,710	$ 7,165	$ 2,060	$ 45,560	$ 61,786	$ (485)	$ 247	$ 13,968	$ (567)	$ 122,569	$ 18,141